Completed Acquisitions Other Information (Details) In Millions	12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2008 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Ahura Scientific [Member] USD ($)	Feb. 28, 2010 Ahura Scientific [Member] USD ($)	Dec. 31, 2009 Finnzymes [Member] USD ($)	Mar. 31, 2010 Finnzymes [Member] USD ($)	Dec. 31, 2009 Fermentas International Inc [Member] USD ($)	Jul. 31, 2010 Fermentas International Inc [Member] USD ($)	May 31, 2009 Biolab [Member] AUD	Apr. 30, 2009 Biolab [Member] AUD	Dec. 31, 2008 BRAHMS [Member] EUR (€)	Oct. 31, 2009 BRAHMS [Member] EUR (€)	Dec. 31, 2010 Other USD ($)
Other Information
Purchase Price Paid	$ 192					$ 147		$ 58		$ 260		180		€ 331	$ 141
Contingent Consideration Potential Cash Payment	17					25									7
Contingent Consideration, Change In Liability Recognized During The Period				5
Contingent Consideration Paid	6
Revenue Reported by Acquired Entity					45		20		55		178		75
Purchase Price Paid For Acquisitions Completed In A Prior Year	11	5	22
Contingent Consideration Earned and Accrued		$ 5